Secured Debt and Credit Facilities, Current & Long Term Debt Table (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Debt Disclosure [Abstract]
Revolving credit facility	$ 0	$ 0
Other	4.7	13.1
Total	4.7	13.1
Less - current portion	(1.3)	(1.3)
Long-term secured debt	$ 3.4	$ 11.8